Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2022
Accounting Policies [Abstract]
Foreign currency translation
a)	Foreign currency translation

Consolidated statement of financial position: monetary assets and liabilities are translated into USD using period end exchange rates. Non-monetary assets and liabilities are translated into USD using historical exchange rates.

Consolidated statement of comprehensive loss: income, expenses, and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

Consolidated statement of changes in shareholders’ equity: all resulting exchange differences are recognized as a separate component of equity and in other comprehensive loss.

Financial instruments
b)	Financial instruments

Recognition and measurement of financial assets

The Company recognizes a financial asset when it becomes a party to the contractual provisions of the instrument.

Classification of financial assets

The Company classifies financial assets at initial recognition as financial assets: measured at amortized cost, measured at fair value through other comprehensive income or measured at fair value through profit or loss.

i.	Financial assets measured at amortized cost

A financial asset that meets both of the following conditions is classified as a financial asset measured at amortized cost:

●           The Company’s business model for such financial assets is to hold the assets in order to collect contractual cash flows.

●           The contractual terms of the financial asset gives rise on specified dates to cash flows that are solely payments of principal and interest on the amount outstanding.

A financial asset measured at amortized cost is initially recognized at fair value plus transaction costs directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, net of impairment loss, if necessary. The Company classifies its loans to Ekidos and due from related party as amortized cost.

ii.	Financial assets measured at fair value through other comprehensive income (“FVTOCI”)

A financial asset measured at fair value through other comprehensive income is recognized initially at fair value plus transaction cost directly attributable to the asset. After initial recognition, the asset is measured at fair value with changes in fair value included as “financial asset at fair value through other comprehensive income” in other comprehensive income.

iii.	Financial assets measured at fair value through profit or loss (“FVTPL”)

A financial asset measured at fair value through profit or loss is recognized initially at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial asset is re-measured at fair value, and a gain or loss is recognized in profit or loss in the reporting period in which it arises. The Company classifies its cash and cash equivalents as fair value through profit or loss.

Derecognition of financial assets

The Company derecognizes a financial asset if the contractual rights to the cash flows from the asset expire, or the Company transfers substantially all the risks and rewards of ownership of the financial asset. Any interests in transferred financial assets that are created or retained by the Company are recognized as a separate asset or liability. Gains and losses on derecognition are generally recognized in the statement of comprehensive loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive income (loss).

Recognition and measurement of financial liabilities

The Company recognizes financial liabilities when it becomes a party to the contractual provisions of the instruments.

Classification of Financial Liabilities

The Company classifies financial liabilities at initial recognition as financial liabilities: measured at amortized cost or measured at fair value through profit or loss.

i. Financial liabilities measured at amortized cost

A financial liability at amortized cost is initially measured at fair value less transaction cost directly attributable to the issuance of the financial liability. Subsequently, the financial liability is measured at amortized cost based on the effective interest rate method. The Company classifies its accounts payable and accrued liabilities, lease liability and due to related party as amortized cost.

ii.        Financial liabilities measured at fair value through profit or loss

A financial liability measured at fair value through profit or loss is initially measured at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial liability is re-measured at fair value, and a gain or loss is recognized in profit or loss in the reporting period in which it arises.

Derecognition of financial liabilities

The Company derecognizes a financial liability when the financial liability is discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Company has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Fair value hierarchy
c)	Fair value hierarchy

Fair value measurements of financial instruments are required to be classified using a fair value hierarchy that reflects the significant of inputs used in making the measurements. The levels of the fair value hierarchy are defined as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs for assets or liabilities that are not based on observable market data.

Company’s financial instruments classified as Level 1 in the fair value hierarchy are cash and cash equivalents, other receivable, prepaid expenses and deposits, loans to Ekidos, accounts payable and accrued liabilities, and due from / due to related party. The lease liability is classified as Level 3 financial instruments. The carrying values approximate the fair values due to the short-term maturity of these instruments. There were no transfers between fair value levels during the year ended October 31, 2022.

Mineral properties
d)	Mineral properties

Costs directly related to the acquisition of mineral properties are capitalized. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.

Exploration, evaluation and property maintenance costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contains proven and probable reserves are expensed as incurred up to the date of establishing that property costs are economically recoverable and that the project is technically feasible.

Mineral properties are not subject to depletion or amortization, but rather are tested for impairment when circumstances indicate that the carrying value may not be recoverable.

Development expenditures are those incurred subsequent to the establishment of economic recoverability and after receipt of project development approval from the Board of Directors. The approval from the Board of Directors will be dependent upon the Company obtaining sufficient financial resources, permits, and licenses to develop the mineral property. Development costs are capitalized and included in the carrying amount of the related property.

Mineral property and mine development costs capitalized are amortized using the units-of-production method over the estimated life of the proven and probable reserves.

Office and equipment
e)	Office and equipment

Items of office and equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management, including estimated decommissioning and restoration costs and, where applicable, borrowing costs. If significant parts of an item of office and equipment have different useful lives, then they are accounted for as separate items (major components) of office and equipment.

No depreciation is recorded until the asset is substantially complete and ready for use. Capital assets are depreciated over their estimated useful lives as follows:

Mining equipment	Straight-line over five years
Computer equipment and software	Straight-line over one year
Vehicles	Straight-line over five to ten years
Office equipment	Straight-line over three years

Impairment of non-financial assets
f)	Impairment of non-financial assets

The Company reviews the carrying amounts of its non-financial assets, including mineral properties and office and equipment every reporting period. If there is any indication that the assets or Cash-Generating Units (the “CGU”) may not be fully recoverable, the recoverable amount of the asset or CGU is estimated in order to determine the extent of the impairment loss, if any. CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or group of assets.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Restoration provisions
g)	Restoration provisions

The Company recognizes liabilities for legal, contractual and constructive obligations for decommissioning and restoration when those obligations result from the acquisition, construction, development or normal operation of the asset. Provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate reflecting the time value of money and risks specific to the liability. Upon initial recognition of the liability, the corresponding decommissioning and restoration cost is capitalized to the carrying amount of the related asset and amortized as an expense over the useful life of the related asset. Following the initial recognition of the restoration provision, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the current market-based discounted rate and the amount or timing of cash flows needed to settle the obligation.

Other provisions
h)	Other provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Income taxes
i)	Income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used are those that are enacted or substantively enacted by the reporting date.

Deferred income tax is provided for based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of assets and liabilities in a transaction that is not a business combination and affects neither the taxable profit nor the accounting profit. The change in the net deferred income tax asset or liability is included in net income (loss) except for deferred income tax relating to equity items, which are recognized directly in equity. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates which are expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax assets is reviewed at each financial position reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The determination of current and deferred taxes requires interpretation of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

Share-based payment
j)	Share-based payment

The Company’s stock option plan (Note 12) allows the Company’s employees, directors, officers and service providers to acquire shares of the Company. The fair value of options granted is recognized as share-based payment expense with a corresponding increase in reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Share-based payment expense is recognized over the tranche’s vesting period by a charge to profit or loss. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of stock options that are expected to vest. In situations where equity instruments are issued to service providers and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Share capital
k)	Share capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial asset or financial liability. The Company’s common shares and warrants are classified as equity instruments. Share issuance costs are recorded against share proceeds.

Loss per share
l)	Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.

Non-monetary transactions
m)	Non-monetary transactions

Shares issued for consideration other than cash are valued at the fair value of assets received or services rendered. If the fair value of assets received or services rendered cannot be reliably measured, shares issued for consideration will be valued at the quoted market price at the date of issuance.

Economic recoverability of future economic benefits of exploration and evaluation assets
n)	Economic recoverability of future economic benefits of exploration and evaluation assets

The Company capitalizes the acquisition costs of mineral properties. Exploration and evaluation expenditures are expensed as incurred.

When a project is deemed to no longer have commercially viable prospects for the Company, mineral property assets in respect of that project are deemed to be impaired. As a result, those mineral property assets, in excess of estimated recoveries, are written off to net income (loss). The Company assesses mineral properties for indicators of impairment at each reporting date. Management uses several criteria in its assessments of indicators of impairment and probability of future economic benefit including geological data, scoping studies, accessible facilities, and existing and future permits.

Principle of consolidation
o)	Principle of consolidation

Subsidiaries are entities controlled by the Company and are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are changed where necessary to align with the policies adopted by the Company. All intercompany balances are eliminated on consolidation.

The consolidated financial statements include accounts of the Company and its wholly owned subsidiary, Ekidos, from the date of acquisition on February 3, 2022.

Leases
p)	Leases

As per IFRS 16 Leases (“IFRS 16”), at inception, the Company assesses whether a contract contains an embedded lease. A contract contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The Company, as lessee, is required to recognize a right-of-use asset (“ROU asset”), representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments.

The Company may elect to not apply IFRS 16 to leases with a term of less than 12 months, or to low value assets, which is made on an asset by asset basis.

The Company recognizes a ROU asset and a lease liability at the commencement of the lease. The ROU asset is initially measured based on the present value of lease payments, plus initial direct cost, less any incentives received. It is subsequently measured at cost less accumulated amortization, impairment losses and adjusted for certain remeasurements of the lease liability. The ROU asset is amortized from the commencement date over the shorter of the lease term or the useful life of the underlying as set. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of the lease payments that are paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. The incremental borrowing rate is the rate which the operation would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment.

Lease payments included in the measurement of the lease liability are comprised of:

•            fixed payments, including in-substance fixed payments;

•            variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•            amounts expected to be payable under a residual value guarantee;

•            the exercise price under a purchase option that the Company is reasonably certain to exercise;

•            lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option; and

•            penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Variable lease payments that do not depend on an index or a rate not included in the initial measurement of the ROU asset and lease liability are recognized as an expense in profit or loss in the period in which they are incurred.

The ROU assets are presented within “Right-of-use assets” and the lease liabilities are presented in “Lease liability” on the consolidated statement of financial position.

Cash and cash equivalents
q)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid investments with an original maturity of three months or less.
New standards not yet adopted
r)	New standards not yet adopted
There are no new standards or interpretations, not yet adopted, that are expected to have a significant impact on the Company’s consolidated financial statements.
Critical accounting estimates, judgments and assumptions
s)	Critical accounting estimates, judgments and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

i)	Determination of functional currency

The determination of the Company’s and its subsidiary’s functional currency is a matter of judgment based on an assessment of the specific facts and circumstances relevant to determining the primary economic environment of the Company. The Company reconsiders the functional currencies used when there is a change in events and conditions considered in determining the primary economic environment of the Company.

ii)	Going concern

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, 12 months from the end of the reporting period. The Company is aware that material uncertainties exist related to events or conditions that cast substantial doubt upon the Company’s ability to continue as a going concern.

iii)	Asset acquisition versus business combination

Management had to apply judgment with respect to whether the acquisition through the asset purchase agreement (as discussed in Notes 4 and 5) was an asset acquisition or business combination. The assessment required management to assess the inputs, processes and outputs of the company acquired at the time of the acquisition. Pursuant to the assessment, the asset purchase agreement with Silver Bull and acquisition of Ekidos were considered to be asset acquisitions.

iv)	Valuation of mineral properties

The Company carries the acquisition costs of its mineral properties at cost less any provision for impairment. The Company undertakes periodic reviews of the carrying values of mineral properties and whenever events or changes in circumstances indicate that their carrying values may exceed their fair value. In undertaking these reviews, management of the Company is required to make significant estimates. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverability of the carrying values of the mineral properties and related expenditures.

v)	Fair value of net assets acquired

The Company makes estimates in determining the fair value of the assets acquired as part of an acquisition. Management exercises judgment in estimating the probability and timing of when cash flows are expected to be achieved, which is used as the basis for estimating fair value. Future performance results that differ from management’s estimates could result in changes to liabilities recorded, which are recorded as they arise through profit or loss.

vi)	Indicators of impairment

Judgement is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both external and internal sources of information in assessing whether there are any indications that the Company’s assets are impaired, or reversal of impairment is needed. Factors considered include current and forecast economic conditions, internal projections and the Company’s market capitalization relative to its net asset carrying amount.

vii)	Share-based payments

The computation amount of share-based compensation is not based on historical cost but is derived based on subjective assumptions input into appropriate option pricing model to determine fair value at granting and the reporting dates. The model requires management to make forecasts as to future events, including estimates of: expected price volatility, the average future hold period of options and units, and the appropriate risk-free rate of interest. Changes in these input assumptions can significantly affect the fair value estimate.

viii)	Right-of-use assets and lease liabilities

The right of use assets and lease liabilities are measured by discounting the future lease payments at incremental borrowing rate. The incremental borrowing rate is an estimated rate the Company would have to obtain an asset of a similar value to the right-of-use assets in a similar economic environment.